Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SGD ($)	Dec. 31, 2022 TWD ($)	Aug. 15, 1996 TWD ($)
Commitments And Contingencies [Line Items]
Unused letters of credit	$ 10
Prepayments	4,461	$ 3,330	$ 136
Investment in industry fund	1,200
Contract liabilities	16,301	$ 14,088	$ 497			$ 13,390
House and Land Presale Contracts [Member]
Commitments And Contingencies [Line Items]
House and land presale contracts	7,704
Contract liabilities	$ 1,064
Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates		46.26%
Singapore Telecommunications Limited [Member]
Commitments And Contingencies [Line Items]
Commitment amount				€ 177	$ 51
Prepayments | €				€ 89
Top of Range [Member] | Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates	25.00%
Piping Fund [Member]
Commitments And Contingencies [Line Items]
Commitment amount							$ 2,000
Commitment to contribute to a Piping Fund, amount contributed							$ 1,000
Commitment to contribute to a Piping Fund, remaining amount	$ 1,000
Property Plant and Equipment [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment	14,396
Telecommunications [Member]
Commitments And Contingencies [Line Items]
Acquisitions of telecommunications related inventory	$ 12,366